Research and Development - Summary of Research and Development Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Material income and expense [abstract]
Research and development expenditures incurred during the reporting period	¥ 780,065	¥ 821,478	¥ 820,037
Amount capitalized	(201,889)	(192,397)	(161,232)
Amortization and impairment losses of capitalized development costs	160,718	175,042	148,100
Total	¥ 738,894	¥ 804,123	¥ 806,905